Leases - Schedule of Information about movement of Right of use assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Beginning balance	¥ 95,786		¥ 127,066
Recognition of of additional leasing contract	559		12,910
Amortization of right of use assets	(41,377)		(44,190)
Ending balance	¥ 54,968	$ 8,424	¥ 95,786